CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)												1 Months Ended			2 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 17, 2023	May 12, 2023	Apr. 26, 2023	Apr. 18, 2023	Apr. 17, 2023	Mar. 14, 2023	Feb. 16, 2023	Feb. 14, 2023	Nov. 22, 2022	Oct. 31, 2022	Jul. 05, 2022	Jun. 30, 2023	Jun. 30, 2023	Mar. 14, 2023	Apr. 26, 2023	Apr. 18, 2023	Jun. 30, 2024	Jun. 30, 2023	Apr. 06, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 12, 2024	Sep. 19, 2023	May 19, 2023	Mar. 03, 2023
Short-Term Debt [Line Items]
Debt instrument face amount	$ 1,944,000
Derivative liability reduced																								$ 0
Repayments of Debt																						$ 2,307,090
Interest expense																	$ 3,304			$ 3,304
Evergreen Capital Management LLC [Member]
Short-Term Debt [Line Items]
Derivative liability reduced	0
Debt Instrument, Repaid, Principal	0
Evergreen 2023 Notes [Member]
Short-Term Debt [Line Items]
Derivative liability reduced	0
GS Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount											$ 36,000
Debt Instrument, Interest Rate, Effective Percentage											12.00%
Debt instrument, maturity start date											Jul. 05, 2023
Derivative liability reduced											$ 0
Debt instrument, issuance date											Jul. 05, 2022
Debt instrument, maturity date											Jul. 05, 2023
Debt Instrument, Repaid, Principal											$ 0
Chambers Note [Member]
Short-Term Debt [Line Items]
Derivative liability reduced	0
Debt Instrument, Repaid, Principal	0
Eleven 11 Management LLC [Member]
Short-Term Debt [Line Items]
Derivative liability reduced	0
Debt Instrument, Repaid, Principal	0
Cavalry Fund ILP [Member]
Short-Term Debt [Line Items]
Derivative liability reduced	0
Debt Instrument, Repaid, Principal	0
Keystone Capital Partners [Member]
Short-Term Debt [Line Items]
Derivative liability reduced	0
Debt Instrument, Repaid, Principal	0
Diagonal Lending LLC [Member]
Short-Term Debt [Line Items]
Derivative liability reduced																						0
Debt Instrument, Repaid, Principal																						$ 0
Seven Knots LLC [Member]
Short-Term Debt [Line Items]
Derivative liability reduced	0
Evergreen Twenty Twenty Three Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Repaid, Principal	0
20% Senior Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Repaid, Principal	0
20% Senior Secured Promissory Note [Member] | Evergreen Capital Management LLC [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage										20.00%
Debt instrument face amount										$ 48,000
Debt Instrument, Interest Rate, Effective Percentage										10.00%
Debt instrument, maturity start date										Jul. 21, 2023
Debt instrument convertible stock price										75.00%
Sale equity financing										$ 1,000,000
20% Senior Secured Promissory Note [Member] | Evergreen 2023 Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage																			20.00%
Debt Instrument, Interest Rate, Effective Percentage																			10.00%
Debt instrument, maturity start date																			Dec. 31, 2023
Debt instrument convertible stock price																			90.00%
Debt instrument, maturity start date																			Apr. 30, 2024
Debt instrument, convertible, conversion price																			$ 0.015
20% Senior Secured Promissory Note [Member] | Evergreen 2023 Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																			$ 12,000
20% Senior Secured Promissory Note [Member] | Evergreen 2023 Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																			$ 480,000
20% Senior Secured Promissory Note [Member] | Chambers Note [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage							20.00%
Debt instrument face amount							$ 60,000
Debt Instrument, Interest Rate, Effective Percentage							10.00%
Debt instrument, maturity start date							Feb. 28, 2024
Debt instrument convertible stock price							90.00%
Debt instrument, convertible, conversion price							$ 0.015
Debt instrument, maturity date							Feb. 28, 2024
20% Senior Secured Promissory Note [Member] | Eleven 11 Management LLC [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage						20.00%								20.00%
Debt instrument face amount						$ 60,000		$ 54,000						$ 60,000
Debt Instrument, Interest Rate, Effective Percentage						10.00%		10.00%						10.00%
Debt instrument, maturity start date								Feb. 14, 2024
Debt instrument convertible stock price								90.00%						90.00%
Debt instrument, maturity start date								Feb. 28, 2024
Debt instrument, convertible, conversion price						$ 0.015		$ 0.015						$ 0.015
Debt instrument, maturity date						Feb. 28, 2024		Feb. 14, 2024
20% Senior Secured Promissory Note [Member] | Eleven 11 Management LLC [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount								$ 54,000
20% Senior Secured Promissory Note [Member] | Eleven 11 Management LLC [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount								$ 60,000
20% Senior Secured Promissory Note [Member] | Cavalry Fund ILP [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage			20.00%				20.00%								20.00%
Debt Instrument, Interest Rate, Effective Percentage			10.00%												10.00%
Debt instrument, maturity start date			Feb. 28, 2024												Feb. 28, 2024
Debt instrument convertible stock price			90.00%												90.00%
Debt instrument, maturity start date			Apr. 30, 2024												Apr. 30, 2024
Debt instrument, convertible, conversion price			$ 0.015												$ 0.015
20% Senior Secured Promissory Note [Member] | Cavalry Fund ILP [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount			$ 108,000												$ 108,000
20% Senior Secured Promissory Note [Member] | Cavalry Fund ILP [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount			$ 120,000												$ 120,000
20% Senior Secured Promissory Note [Member] | Keystone Capital Partners [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage				20.00%												20.00%											20.00%
Debt Instrument, Interest Rate, Effective Percentage				10.00%												10.00%
Debt instrument, maturity start date				Feb. 28, 2024												Feb. 28, 2024
Debt instrument convertible stock price				90.00%												90.00%
Debt instrument, maturity start date				Apr. 17, 2024												Apr. 17, 2024
Debt instrument, convertible, conversion price				$ 0.015												$ 0.015
20% Senior Secured Promissory Note [Member] | Keystone Capital Partners [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount				$ 30,000												$ 30,000
20% Senior Secured Promissory Note [Member] | Keystone Capital Partners [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount				$ 90,000												$ 90,000
20% Senior Secured Promissory Note [Member] | Diagonal Lending LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount									$ 130,016																$ 78,010	$ 78,010
Debt Instrument, Interest Rate, Effective Percentage									11.00%
Debt instrument, maturity start date									Nov. 22, 2023
Debt instrument convertible stock price												75.00%										75.00%
Debt instrument, maturity date									Nov. 22, 2023
Repayments of Debt												$ 26,003	$ 26,003
20% Senior Secured Promissory Note [Member] | Seven Knots LLC [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage					20.00%
Debt instrument face amount					$ 60,000
Debt Instrument, Interest Rate, Effective Percentage					10.00%
Debt instrument, maturity start date					Apr. 16, 2024
Debt instrument convertible stock price					90.00%
Debt instrument, convertible, conversion price					$ 0.015
Debt instrument, maturity date					Apr. 16, 2024
20% Senior Secured Promissory Note [Member] | Sikka Note [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity start date		May 31, 2024
20% Senior Secured Promissory Note [Member] | Sikka Note [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage		20.00%
Debt instrument face amount		$ 120,000
Debt Instrument, Interest Rate, Effective Percentage		10.00%
Debt instrument convertible stock price		90.00%
Derivative liability reduced	0
Debt instrument, convertible, conversion price		$ 0.015
Debt instrument, maturity date		May 31, 2024
Debt Instrument, Repaid, Principal	0
20% Senior Secured Promissory Note [Member] | Miller Note [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity start date		May 31, 2024
20% Senior Secured Promissory Note [Member] | Miller Note [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage		20.00%
Debt instrument face amount		$ 60,000
Debt Instrument, Interest Rate, Effective Percentage		10.00%
Debt instrument convertible stock price		90.00%
Derivative liability reduced	0
Debt instrument, convertible, conversion price		$ 0.015
Debt instrument, maturity date		May 31, 2024
Debt Instrument, Repaid, Principal	$ 0
20% Senior Secured Promissory Note [Member] | Evergreen Twenty Twenty Three Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage																			20.00%
Debt Instrument, Interest Rate, Effective Percentage																			10.00%
Debt instrument, maturity start date																			Dec. 31, 2023
Debt instrument convertible stock price																			90.00%
Debt instrument, maturity start date																			Apr. 30, 2024
Debt instrument, convertible, conversion price																			$ 0.015
20% Senior Secured Promissory Note [Member] | Evergreen Twenty Twenty Three Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																			$ 12,000
20% Senior Secured Promissory Note [Member] | Evergreen Twenty Twenty Three Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																			$ 480,000
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Interest expense																	$ 94,733	$ 38,507		$ 195,924	$ 62,598	$ 223,846	$ 0